Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 12,664,138			₩ 14,550,114
Total	8,781,368			7,535,290
Less: current portion of long-term borrowings	(2,548,958)			(4,907,390)
Foreign currencies [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	7,329,903	$ 2,350	¥ 19,332	7,774,142	$ 2,528	¥ 20,164
Less current portion of long-term borrowings	(1,358,958)			(3,046,390)
Total	5,970,945			4,727,752
Won [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Total	2,810,423			2,807,538
Less: current portion of long-term borrowings	₩ (1,190,000)			(1,861,000)
Operating capital [member] | Bottom of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	3.46
Operating capital [member] | Top of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	5.65
Facility capital and others [member] | Bottom of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	January 2026
Facility capital and others [member] | Bottom of range [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	January 2026
Long-term borrowings, annual interest rate description	2.03
Facility capital and others [member] | Top of range [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	March 2030
Facility capital and others [member] | Top of range [member] | Foreign currency denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity period	July 2029
Long-term borrowings, annual interest rate description	6.27
Facility capital and others [member] | Won [member] | Korean won denominated long term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 4,000,423			₩ 4,668,538